Long-term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long Term Debt [Text Block]
16.	Long-term Debt:

Long-term debt comprises:

	December 31,
(In thousands of U.S. dollars)	2013	2014

Oseo ANVAR loans (a)	2,553	1,927
French Ministry of Research (b)	2,033	1,790
Acquisition liability contingent consideration (c)	37,991	70,112
Acquisition liability note (c)	10,405	-
Acquisition liability warrant consideration (c)	10,497	34,542
Deerfield Facility agreement (d)	12,492	-
Deerfield Royalty agreement (d)	4,590	6,837
Broadfin Facility agreement (e)	2,767	-
Broadfin Royalty agreement (e)	2,187	3,259
Total	85,514	118,467
Current portion	19,194	42,332
Long-term portion	66,320	76,135

(a)
OSEO Anvar is an agency of the French government that provides financing to French companies for R&D. At December 31, 2013 and 2014, the Company had outstanding loans from Anvar of $2,553,000 and $1,927,000, respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Repayment is scheduled to occur from 2014 through 2019.

(b)
In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the “Proteozome” project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2015. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful. The company has not received official acceptance notice of commercial and technical success.

(c)
The Acquisition liability relates to the acquisition by the Company through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (see note 2 Business combinations). In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

•	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;
•	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
•
a commitment to make earn-out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

As of December 31, 2013, the fair value of the note was estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 100% probability of success. The note has no early redemption premium and was fully repaid in March 2014 generating an expense of $3.0 million.

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions for each of the years indicated:

	2013	2014
Share price	$8.05	$17.13
Risk-free interest rate	1.27%	1.17%
Dividend yield	-	-
Expected volatility	50.0%	56.5%
Expected term	4.3 years	3.3 years

Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the Warrants issued in March 2012 as consideration for the acquisition of Éclat could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price for the warrants is determined in U.S. dollars, although the functional currency of the Company is the Euro. The Company determined that these warrants should be accounted as a debt instrument.

As of December 31, 2014, the deferred consideration fair value was estimated by using a discounted cash flow model based on probability-adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% was used.

See also Note 21 – Fair Value of Financial Instruments.

(d)
On February 4, 2013 the Company concluded a $15 million debt financing transaction (Facility Agreement) with Deerfield Management, a current shareholder. Subject to certain limitations, the Company was permitted to use the funds for working capital, including continued investment in its R&D projects.

Consideration received was as follows:
•
$12.4 million for a Facility agreement of a nominal value of $15 million, including a premium on reimbursement of $2.6 million. The principal amount of the Loan must be repaid over four years as follows: 10% on July 1, 2014, and 20%, 30% and 40% on the second, third, and fourth anniversary, respectively, of the original disbursement date of the Loan. Notwithstanding the foregoing, the entire principal amount of the Loan may be repaid in whole or in part on any interest payment date occurring after December 31, 2013. Interest is payable quarterly, on the first business day of each January, April, July and October. The indebtedness was repaid on March 24, 2014 in its entirety; the accelerated reimbursement of this note resulted in interest expenses of $2.5 million.

•
$2.6 million for a Royalty agreement whereby, the Company’s wholly owned subsidiary Éclat, subject to required regulatory approvals and launch of product, is to pay a 1.75% Royalty of the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.

The facility agreement is accounted for at amortized cost using an effective rate of 23%. The Company elected the fair value option for the measurement of the royalty liability.

The facility and royalty agreements are secured by the intellectual property and regulatory rights related to certain Éclat products and certain receivables.

As of December 31, 2014, the fair value of the Royalty was estimated using a probability-weighted discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The discount rate used is 20%.

See also Note 21 – Fair Value of Financial Instruments.

(e)
On December 3, 2013 the Company concluded with Broadfin Healthcare Master Fund, a current shareholder, a $15 million debt financing transaction (Facility Agreement) divided into 3 tranches of $5 million each, Under the terms of the Facility, upon closing Broadfin made an initial loan of $5.0 million and the Company was entitled to request, at any time prior to August 15, 2014, up to two additional loans in the amount of $5.0 million each, with funding subject to certain specified conditions. Subject to certain limitations, the Company was permitted to use the funds for working capital, including continued investment in its R&D projects.

Consideration received was as follows:

•
$2.8 million for a Facility agreement of a nominal value of $5 million, The principal amount of the Loan must be repaid over three years as follows: 100% on January 1, 2017. Notwithstanding the foregoing, the entire principal amount of the Loan may be repaid in whole or in part on any interest payment date occurring after December 31, 2013. Interest is payable quarterly, on the first business day of each January, April, July and October. The indebtedness was repaid on March 24, 2014 in its entirety; the accelerated reimbursement of this note resulted in interest expenses of $ 2.2 million.

•
$2.2 million for a Royalty agreement whereby, the Company’s wholly owned subsidiary Éclat, subject to required regulatory approvals and launch of product, is to pay a 0.834% Royalty of the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.

 The facility agreement is accounted for at amortized cost using an effective rate of 41%. The Company elected the fair value option for the measurement of the royalty liability.

The facility and royalty agreements are secured by intellectual property associated with the Company's Medusa technology and a junior lien on substantially all of the assets of the Borrowers, which were previously pledged in connection with the Deerfield facility, royalty and acquisition liabilities.

As of December 31, 2014, the fair value of the Royalty was estimated using a probability-weighted discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The discount rate used is 20%.

Total future payments on long-term debt for the next five years ending December 31 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)

2015	45,722
2016	18,163
2017	11,834
2018	13,551
2019	8,758

98,028